OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Long-Term Assets

at December 31	2024	2023
(millions of Canadian $)

Employee post-retirement benefits (Note 27)	758	518
Long-term contract assets (Note 6)	608	457
Deferred income tax assets (Note 19)	428	1,319
Capital projects in development	164	234
Fair value of derivative contracts (Note 28)	122	155
Other	330	198
	2,410	2,881